Label	Element	Value
BNY Mellon Short-Term U.S. Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - BNY Mellon Short-Term U.S. Government Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 105.49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.49%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and in repurchase agreements in respect of such securities. The fund may invest up to 35% of its net assets in mortgage-related securities issued by U.S. government agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Typically in choosing securities, the portfolio manager first examines U.S. and global economic conditions and other market factors in order to estimate long- and short-term interest rates. Using a research-driven investment process, generally the portfolio manager then seeks to identify potentially profitable sectors before they are widely perceived by the market, and seeks underpriced or mispriced securities that appear likely to perform well over time. The fund may engage in frequent trading.

Generally, the fund's average effective portfolio maturity and the average effective duration of the fund's portfolio will be less than three years. The fund may invest in individual bonds of any maturity or duration. A bond's maturity is the length of time until the principal must be fully repaid with interest. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any security guaranteed by the U.S. government or its agencies or instrumentalities, or a security backed by the U.S. Treasury or the full faith and credit of the United States, is guaranteed or backed only as to the timely payment of interest and principal when held to maturity, but the market values for such securities are not guaranteed and will fluctuate. In addition, such guarantees do not extend to shares of the fund itself. Because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

• Interest rate risk. Prices of bonds and other fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the values of already-issued fixed-income securities generally rise. However, when interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks.

• Prepayment risk. Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

• Mortgage-related securities risk. Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid, and more difficult to price accurately, than more traditional fixed-income securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage-backed securities) the market prices for such securities are not guaranteed and will fluctuate. Declining interest rates may result in the prepayment of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield or cause the fund's share price to fall (prepayment risk). Rising interest rates may result in a drop in prepayments of the underlying mortgages, which would increase the fund's sensitivity to rising interest rates and its potential for price declines (extension risk).

• Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

• High portfolio turnover risk. The fund may engage in active and frequent trading, which could produce higher transactions costs and taxable distributions, and lower the fund's after-tax performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Barclays 1-3 Year U.S. Government Index, a widely recognized, unmanaged index designed to measure the performance of U.S. Treasury and agency securities with maturities between one and three years.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter Q4, 2008: 3.43% Worst Quarter Q2, 2008: -0.77%
The year-to-date total return of the fund's Class M shares as of September 30, 2015 was 0.57%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.77%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/14
BNY Mellon Short-Term U.S. Government Securities Fund | Barclays 1-3 Year U.S. Government Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.62%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 677
Annual Return 2005	rr_AnnualReturn2005	1.33%
Annual Return 2006	rr_AnnualReturn2006	3.83%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	7.16%
Annual Return 2009	rr_AnnualReturn2009	1.04%
Annual Return 2010	rr_AnnualReturn2010	1.54%
Annual Return 2011	rr_AnnualReturn2011	0.69%
Annual Return 2012	rr_AnnualReturn2012	0.07%
Annual Return 2013	rr_AnnualReturn2013	(0.13%)
Annual Return 2014	rr_AnnualReturn2014	0.23%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.28%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.33%
BNY Mellon Short-Term U.S. Government Securities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.35%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.93%